Commitments and contingencies (Details) - USD ($) $ in Thousands			3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 14, 2019	Sep. 08, 2017	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021	Sep. 30, 2017
Repayment of Indemnifications Received From Hoegh Lng			$ 0		$ 0	$ 64	$ 0
Capital improvements and maintenance incurred			300			300
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority								$ 900
Unrecognized tax benefits for uncertain tax positions			$ 2,170			2,170		1,725
Income tax examination, year under examination			5 years
Exposure to property tax and penalties			$ 4,000
Corporate Joint Venture [Member]
Loss Contingency, Estimate of Possible Loss		$ 58,000
Gross Amount of Arbitration Claim Liability	$ 54,000	$ 52,000
Loss Contingency, Liability associated with the Boil of Claim								23,700			$ 23,700
Corporate Joint Venture [Member] | Minimum [Member]
Loss Contingency, Liability associated with the Boil of Claim			15,000			15,000
Corporate Joint Venture [Member] | Maximum [Member]
Loss Contingency, Liability associated with the Boil of Claim			35,000			35,000
SRV Joint Gas Ltd [Member]
Repayment of Indemnifications Received From Hoegh Lng								300
Indemnification field claims								300
Scenario, Forecast [Member]
Capital improvements and maintenance incurred										$ 1,000
Hoegh LNG [Member]
Indemnifications Under Omnibus Agreement								900
Repayment of Indemnifications Received From Hoegh Lng								2,400
Insurance Recoveries				$ 60
Loss Contingency Accrual			$ 11,900			$ 11,900					$ 11,900
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						50.00%
Losses incurred due to time charter								500
Proceeds received for indemnification of losses								$ 500
Hoegh LNG [Member] | Corporate Joint Venture [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						50.00%			50.00%